Statements of Consolidated Shareholders' Equity - USD ($) $ in Thousands	Total	Common Stock	Other Capital	Retained Earnings	Treasury Stock	Cumulative Other Comprehensive Loss
Balance at Dec. 31, 2014	$ 996,470	$ 114,525	$ 2,079,639	$ 2,424,674	$ (3,150,410)	$ (471,958)
Shareholders' Equity [Roll Forward]
Net income	1,053,849			1,053,849
Other comprehensive income (loss)	(115,137)					(115,137)
Treasury stock purchased	(1,035,291)				(1,035,291)
Stock-based compensation activity	127,975	1,236	161,096		(34,357)
Income tax effect of stock compensation	89,691		89,691
Cash dividends	(249,647)			(249,647)
Balance at Dec. 31, 2015	867,910	115,761	2,330,426	3,228,876	(4,220,058)	(587,095)
Shareholders' Equity [Roll Forward]
Net income	1,132,703			1,132,703
Other comprehensive income (loss)	46,744					46,744
Stock-based compensation activity	143,166	802	158,138		(15,774)
Cash dividends	(312,082)			(312,082)
Balance at Dec. 31, 2016	1,878,441	116,563	2,488,564	4,049,497	(4,235,832)	(540,351)
Shareholders' Equity [Roll Forward]
Net income	1,772,262			1,772,262
Other comprehensive income (loss)	155,481					155,481
Stock-based compensation activity	202,765	998	232,351		(30,584)
Acquired noncontrolling interest	2,268		2,268
Cash dividends	(319,029)			(319,029)
Balance at Dec. 31, 2017	$ 3,692,188	$ 117,561	$ 2,723,183	$ 5,502,730	$ (4,266,416)	$ (384,870)